Goodwill and Intangible Assets - Expected Amortization Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (excluding the nine months ended September 30, 2022)	$ 1,566
2023	6,255	$ 4,199
2024	5,987	4,183
2025	5,480	3,918
2026	5,315	3,454
2026 and thereafter	53,517
Total	$ 78,120	$ 42,015	$ 29,652